Label	Element	Value
Amplify Municipal CEF High Income ETF | DWS Municipal Income Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%
Amplify Municipal CEF High Income ETF | Nuveen New York AMT-Free Quality Municipal Income Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%
Amplify Municipal CEF High Income ETF | Nuveen Municipal High Income Opportunity Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Amplify Municipal CEF High Income ETF | Nuveen Pennsylvania Quality Municipal Income Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Amplify Municipal CEF High Income ETF | Invesco Pennsylvania Value Municipal Income Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Amplify Municipal CEF High Income ETF | Nuveen California Quality Municipal Income Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Amplify Municipal CEF High Income ETF | Nuveen New York Quality Municipal Income Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Amplify Municipal CEF High Income ETF | Invesco Municipal Opportunity Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Amplify Municipal CEF High Income ETF | Invesco Municipal Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%
Amplify Municipal CEF High Income ETF | Invesco Value Municipal Income Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%